Document and Entity Information	Mar. 03, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001095981
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 03, 2023
Entity Registrant Name	PLUS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34375
Entity Tax Identification Number	33-0827593
Entity Address, Address Line One	4200 Marathon Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	(737)
Local Phone Number	255-7194
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PSTV
Entity Emerging Growth Company	false